Transactions with Related Parties, Castor Ships (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / d	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Management Agreements [Abstract]
General and administration expenses, related parties	$ 1,200,000	$ 400,000	$ 0
Management fees	6,744,750	930,500	212,300
Sale & purchase commission	3,406,400	138,600
Castor Ships [Member]
Management Agreements [Abstract]
Management fees	1,983,750	162,500	0
Sale & purchase commission	3,406,400	138,600	$ 0
Castor Ships [Member] | Voyage Expenses [Member]
Management Agreements [Abstract]
Charter hire commissions	1,671,145	29,769
Castor Ships [Member] | Management Agreements [Member]
Management Agreements [Abstract]
Quarterly management fee	$ 300,000
Commission rate on charter agreements	1.25%
Commission rate on each vessel sale and purchase transaction	1.00%
Term of agreement	5 years
Renewal term of agreement	5 years
Termination fee multiplier	4
Sale & purchase commission	$ 3,406,400	138,600
Castor Ships [Member] | Management Agreements [Member] | Management Fees to Related Party [Member]
Management Agreements [Abstract]
General and administration expenses, related parties	$ 1,200,000	400,000
Castor Ships [Member] | Commercial Shipmanagement Agreements [Member]
Management Agreements [Abstract]
Daily fee for services | $ / d	250
Management fees	$ 1,983,750	$ 162,500